Employee deferred compensation (Details 3)	1 Months Ended					12 Months Ended			1 Months Ended		1 Months Ended					12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended						12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jan. 31, 2011 Adjustable Performance Plan awards CHF	Jan. 31, 2010 Adjustable Performance Plan awards CHF	Jan. 31, 2012 Share awards USD ($) year businessday	Jan. 31, 2012 Share awards CHF	Jan. 31, 2011 Share awards CHF year	Dec. 31, 2011 Share awards CHF	Dec. 31, 2010 Share awards CHF	Dec. 31, 2009 Share awards CHF	Jan. 31, 2012 Performance share awards CHF year	Jan. 19, 2012 Performance share awards CHF	Jan. 31, 2012 Other share-based awards	Jan. 31, 2012 Other share-based awards Minimum year	Jan. 31, 2012 Other share-based awards Maximum year	Jan. 31, 2012 Blocked shares CHF	Jan. 31, 2011 Blocked shares CHF	Dec. 31, 2011 Blocked shares	Dec. 31, 2010 Blocked shares	Dec. 31, 2011 Blocked shares Minimum M	Dec. 31, 2011 Blocked shares Maximum year	Jan. 31, 2010 Scaled Incentive Share Unit (SISU)	Dec. 31, 2011 Scaled Incentive Share Unit (SISU) CHF year	Dec. 31, 2010 Scaled Incentive Share Unit (SISU)	Jan. 31, 2010 Scaled Incentive Share Unit (SISU) Maximum count	Jan. 31, 2010 SISU base unit CHF	Dec. 31, 2011 SISU base unit year	Jan. 31, 2010 SISU leverage unit CHF	Jan. 31, 2010 Incentive Share Unit (ISU)	Jan. 31, 2009 Incentive Share Unit (ISU)	Dec. 31, 2011 Incentive Share Unit (ISU) year	Dec. 31, 2010 Incentive Share Unit (ISU) CHF year	Dec. 31, 2009 Incentive Share Unit (ISU) CHF year	Jan. 31, 2010 Incentive Share Unit (ISU) Maximum count	Jan. 31, 2009 Incentive Share Unit (ISU) Maximum count	Jan. 31, 2010 ISU leverage unit CHF	Jan. 31, 2009 ISU leverage unit CHF	Dec. 31, 2011 ISU leverage unit year	Mar. 31, 2011 ISU leverage unit CHF	Jan. 31, 2010 ISU base unit CHF	Jan. 31, 2009 ISU base unit CHF	Dec. 31, 2011 ISU base unit year	Dec. 31, 2011 ISU base unit Minimum	Dec. 31, 2011 Share options CHF year	Dec. 31, 2010 Share options CHF	Dec. 31, 2009 Share options CHF	Jan. 31, 2012 Share options	Dec. 31, 2011 Performance Incentive Plans (PIP I and PIP II) year	Apr. 30, 2010 PIP I	Dec. 31, 2010 PIP I	Dec. 31, 2009 PIP I	Mar. 31, 2011 PIP II CHF	Dec. 31, 2011 PIP II	Dec. 31, 2010 PIP II	Dec. 31, 2009 PIP II
Significant fair value assumptions
Expected volatility, in % (as a percent)																					33.42%									33.52%	62.97%
Expected dividend cash flows, in CHF
2009 (in CHF per share)																															0.10
2010 (in CHF per share)																					1.45									1.45	0.60
2011 (in CHF per share)																					1.55									1.55	1.00
2012 (in CHF per share)																					1.65									1.65
2013 (in CHF per share)																					1.75
Expected risk-free interest rate, in % (as a percent)																					1.26%									1.00%	1.24%
Expected term, in years																					4									3	3
Share award equal to number of Group share awards (in shares)			1	1					1		1																														1
Number of business days considered for calculating average price of the entity's share			12	12
Total value of share-based compensation awards granted					1,430,000,000
Minimum total compensation of certain employees to whom share awards are granted			250,000	250,000
Portion of awards that would vest on each anniversary of the grant date			One-third	One-third	One-quarter				One-third																															One-third
Vesting period (in years)			3	3	4				3			0	5								4				4											3				3						5
Percentage of amount that otherwise would have been received by employees in unrestricted cash in the form of blocked shares																50.00%	50.00%
Total awards granted									23,500,000
Total value of awards granted	1,102,000,000	1,187,000,000		438,000,000					516,000,000					11,000,000	35,000,000
Grant-date fair value (in CHF per share)									23.90
Period for which other share-based awards are blocked after the shares vest (in months / years)																		6	3
Moratorium period on early retirement, determined from grant date (in years)			2	2					2												2								2
Limit on multiple of the grant value of Group shares that can be received for each ISU granted																							3									3	3
Limit on number of Group shares that can be received for each award granted (in shares)																							3									5	5
Scaling factor to be applied to the grant value of share awards																							2.5
Number of Group shares at settlement for each PIP I award unit award (in shares)																																															4.8
Average Group share price below which zero shares will be awarded (in CHF per share)																																																		47
Estimated unrecognized compensation expense determined on the basis of fair value of the share-based compensation awards				464,000,000
Number of share awards
Balance at beginning of period (in shares)			48,100,000	48,100,000	17,300,000	17,300,000	15,500,000	20,800,000													20,400,000						41,500,000	59,800,000	37,700,000	41,500,000	59,800,000											29,800,000	34,900,000	39,000,000				11,900,000	12,200,000		6,100,000	6,200,000	6,400,000
Granted (in shares)			20,000,000	20,000,000	34,500,000	40,500,000	7,200,000	8,300,000						500,000	800,000					21,100,000	0	21,100,000					6,000,000	26,100,000		6,000,000	26,400,000
Settled (in shares)						(7,600,000)	(5,000,000)	(12,800,000)													(5,100,000)	(200,000)							(23,300,000)	(8,400,000)	(43,600,000)																	(11,700,000)	0		(6,100,000)	0	0
Forfeited (in shares)						(2,100,000)	(400,000)	(800,000)													(600,000)	(500,000)							(1,100,000)	(1,400,000)	(1,100,000)																	(200,000)	(300,000)		0	(100,000)	(200,000)
Balance at end of period (in shares)						48,100,000	17,300,000	15,500,000													14,700,000	20,400,000							13,300,000	37,700,000	41,500,000											16,900,000	29,800,000	34,900,000				0	11,900,000		0	6,100,000	6,200,000
of which vested (in shares)						1,800,000	1,300,000	1,200,000													1,000,000	200,000							1,400,000	3,900,000	2,700,000																	0	10,200,000			5,300,000	4,500,000
of which unvested (in shares)						46,300,000	16,000,000	14,300,000													13,700,000	20,200,000							11,900,000	33,800,000	38,800,000																	0	1,700,000			800,000	1,700,000
Weighted-average grant-date fair value (in CHF per share)
Weighted-average grant-date fair value - Balance at beginning of period (in CHF per share)				41.91	43.86	43.86	45.67	61.83
Weighted-average grant-date fair value - Granted (in CHF per share)				23.90	42.51	41.08	45.38	40.37																50.30		13.44								13.45	6.98			50.30	23.70
Weighted-average grant-date fair value - Settled (in CHF per share)						43.32	48.43	69.07
Weighted-average grant-date fair value - Forfeited (in CHF per share)						43.39	51.65	53.33
Weighted-average grant-date fair value - Balance at end of period (in CHF per share)						41.91	43.86	45.67
Share options:
Share options expiration (in years)																																										10
Weighted-average remaining contractual term (in years)																																										0.6
Total intrinsic value of options exercised																																										1,000,000	8,000,000	10,000,000
Cash received from options exercised																																										2,000,000	32,000,000	30,000,000
Share option activities
Number of share options - Balance at beginning of period																																										29,800,000	34,900,000	39,000,000
Number of share options - Exercised																																										(100,000)	(800,000)	(700,000)
Number of share options - Settled																																										0	0	(300,000)
Number of share options - Forfeited																																										0	0	0
Number of share options - Expired																																										(12,800,000)	(4,300,000)	(3,100,000)
Number of share options - Balance at end of period																																										16,900,000	29,800,000	34,900,000
Number of share options - Exercisable at end of period																																										16,900,000	29,800,000	34,800,000
Weighted-average exercise price - Balance at beginning of period (in CHF per share)																																										64.58	63.49	62.19
Weighted-average exercise price - Exercised (in CHF per share)																																										31.78	40.12	40.80
Weighted-average exercise price - Settled (in CHF per share)																																										0.00	0.00	68.36
Weighted-average exercise price - Forfeited (in CHF per share)																																										0.00	0.00	70.95
Weighted-average exercise price - Expired (in CHF per share)																																										82.61	60.37	52.05
Weighted-average exercise price - Balance at end of period (in CHF per share)																																										51.00	64.58	63.49
Weighted-average exercise price - Exercisable at end of period (in CHF per share)																																										51.00	64.58	63.49
Additional share options expired (in shares)																																													8,700,000
Aggregate intrinsic value of options outstanding and exercisable																																										0
Estimated unrecognized compensation expense										546,000,000
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)			3	3					3
Minimum predefined target price for settlement of shares (in CHF per share)																																					58.45